Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Note 8. Related Party Transactions

During the years ended December 31, 2020, 2019 and 2018, the Company did not incur any transactions with related parties.

At December 31, 2020 and December 31, 2019, there was no outstanding balance with related parties.